16. Property, plant and equipment (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment Details Narrative Abstract
Depreciation average rate	12.3%	13.6%	10.9%